Share-based payments - Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model (Detail) - Additional Grants Under 2020 and 2022 Plan [Member]
	3 Months Ended	6 Months Ended
	Jun. 30, 2025 yr $ / shares	Jun. 30, 2025 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 5.19	$ 5.42
Underlying share price	$ 5.19	$ 5.42
Volatility	84.58%	83.12%
Time period (years) | yr	5.61	5.96
Risk free rate	3.89%	4.21%
Dividend yield	0.00%	0.00%